TAXATION (Deferred Tax Assets) (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred Tax Asset [Line Items]
Less: Valuation allowance	¥ (86,443,363)		¥ (66,223,501)	¥ (54,792,006)	¥ (67,263,314)
Deferred tax assets-current, net			130,675,655
Deferred tax assets-non-current, net	275,372,108	42,323,918	134,791,362
Deferred tax liabilities-current, net			(17,074,064)
Deferred tax liabilities-non-current,net	(70,121,943)	$ (10,777,545)	(50,650,530)
Deferred Tax Asset Current [Member]
Deferred Tax Asset [Line Items]
Net operating losses			17,458,359
Provision for inventories, accounts receivable, other receivable			81,441,291
Change in fair value of forward contracts			(96,131)
Accrued warranty costs			10,505,141
Accrued interest			637,754
Timing difference for revenue recognition			10,974,242
Other temporary differences			18,278,850
Total deferred tax assets			139,199,506
Less: Valuation allowance			(8,523,851)
Deferred tax assets-current, net			130,675,655
Deferred Tax Asset Noncurrent [Member]
Deferred Tax Asset [Line Items]
Net operating losses	125,206,224		57,699,650
Provision for inventories, accounts receivable, other receivable	54,705,934		0
Accrued warranty costs	147,133,263		118,214,437
Timing difference for project assets, property, plant and equipment	11,804,621		8,463,603
Timing difference for revenue recognition of retainage contract	13,764,075		8,113,322
Other temporary differences	9,201,353		0
Total deferred tax assets	361,815,470		192,491,012
Less: Valuation allowance	(86,443,363)		(57,699,650)
Deferred tax assets-non-current, net	275,372,107		134,791,362
Deferred Tax Liability Current [Member]
Deferred Tax Asset [Line Items]
Other temporary differences			(17,074,064)
Deferred tax liabilities-current, net			(17,074,064)
Deferred Tax Liability Noncurrent [Member]
Deferred Tax Asset [Line Items]
Timing difference for project assets, property, plant and equipment	(70,121,943)		(50,625,310)
Other temporary differences	0		(25,220)
Deferred tax liabilities-non-current,net	¥ (70,121,943)		¥ (50,650,530)